Geneva Advisors International Growth Fund
Geneva Advisors International Growth Fund
Supplement dated January 28, 2016

to the

Prospectus dated December 29, 2015

for Geneva Advisors All Cap Growth Fund, Geneva Advisors Equity Income Fund,

Geneva Advisors International Growth Fund, Geneva Advisors Small Cap Opportunities Fund and Geneva Advisors Emerging Markets Fund (each, a “Fund,” and collectively, the “Funds”),

each a series of Trust for Professional Managers

On January 28, 2016, the Board of Trustees of Trust for Professional Managers (the “Board”) approved a Shareholder Servicing Plan on behalf of the Class R shares of each Fund, and the administration of the Fund’s existing Class R shareholder servicing fee (the “Shareholder Servicing Fee”) of 0.10% under the Shareholder Servicing Plan.  The Shareholder Servicing Fee was previously administered under the Fund’s Distribution and Shareholder Servicing (Rule 12b-1) Plan.

The following disclosures in the Prospectus are hereby revised to reflect the administration of the Shareholder Servicing Fee under the Shareholder Servicing Plan:

Summary Section

Pg. 9 - Geneva Advisors International Growth Fund – “Fees and Expenses of the Fund”

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Geneva Advisors International Growth Fund	Geneva Advisors International Growth Fund - Class R Shares	Geneva Advisors International Growth Fund - Class I Shares
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Geneva Advisors International Growth Fund		Geneva Advisors International Growth Fund - Class R Shares	Geneva Advisors International Growth Fund - Class I Shares
Management Fees		1.10%	1.10%
Distribution (12b-1) Fee		0.25%	none
Shareholder Servicing Fee		0.10%	none
Other Expenses		1.02%	1.00%
Total Annual Fund Operating Expenses	[1]	2.47%	2.10%
Fee Waiver/Expense Reimbursement		(1.01%)	(0.99%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.46%	1.11%
[1]	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which does not include Acquired Fund Fees and Expenses.
[2]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Geneva Advisors, LLC (the "Adviser") and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage (i.e. any expenses incurred in connection with borrowings made by the Fund), and tax expenses, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses) do not exceed 1.45% for Class R shares and 1.10% for Class I shares of the Fund's average net assets, through December 29, 2016. The current operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund's expenses in effect at the time of the waiver.

Please retain this supplement with your Prospectus